Income Tax (Details) - Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount		12 Months Ended
		Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Schedule of Income before Income Tax Expenses Differs from the Theoretical Amount [Abstract]
Income tax expenses calculated at Hong Kong Profits Tax rate		$ 2,003,428		$ 1,686,755	$ 1,502,601
Income not taxable for tax purposes		(98,101)		(563,875)	(131,208)
Expenses not deductible for tax purposes	[1]	598,523		1,014,697	1,898,134
Tax concession					(20,000)
Effect on tax expenses due to preferential tax rate		(165,000)		(165,000)	(165,000)
Income tax expenses		$ 2,338,850	$ 298,730	$ 1,972,577	$ 3,084,527

[1]	Mainly relate to non-deductible listing expenses.